Long-Term Debt and Credit Facilities - Schedule of Maturity Requirements On Outstanding Debt (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Debt Disclosure [Abstract]
2016	$ 62,500
2017	78,125
2018	125,000
2019	1,476,875
Total	$ 1,742,500	$ 1,390,507